Note 33 - Financial Instruments and Risk Management - Exposure to Risk (Details) R in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ZAR (R)
Currency risk [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	$ 7,718	R 62	$ 5,920	R 62
Effect of possible strengthening or weakening	320	3	252	3
Assets and liabilities exposed to interest rate fluctuations	7,718	62	5,920	62
Sensitivity analysis	320	3	252	3
Currency risk [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	4,706	62	3,443	62
Effect of possible strengthening or weakening	177	3	134	3
Assets and liabilities exposed to interest rate fluctuations	4,706	62	3,443	62
Sensitivity analysis	177	3	134	3
Currency risk [member] | Cash and cash equivalents 1 [member] | USD [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0	61	0	62
Assets and liabilities exposed to interest rate fluctuations	0	61	0	62
Currency risk [member] | Cash and cash equivalents 1 [member] | ZAR [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	989	0	631	0
Assets and liabilities exposed to interest rate fluctuations	989	0	631	0
Currency risk [member] | Cash and cash equivalents 1 [member] | RTGS [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	3,424	0	2,502	0
Assets and liabilities exposed to interest rate fluctuations	3,424	0	2,502	0
Currency risk [member] | Cash and cash equivalents 1 [member] | GBP [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	293	1	235	0
Assets and liabilities exposed to interest rate fluctuations	293	1	235	0
Currency risk [member] | Cash and cash equivalents 1 [member] | CAD [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0	0	75	0
Assets and liabilities exposed to interest rate fluctuations	0	0	75	0
Currency risk [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	148	0	124	0
Sensitivity analysis	148	0	124	0
Currency risk [member] | Trade and other receivables [member] | RTGS [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	3,118	0	2,607	0
Assets and liabilities exposed to interest rate fluctuations	3,118	0	2,607	0
Currency risk [member] | Term loan and bank overdraft [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	0	0	0	0
Sensitivity analysis	0	0	0	0
Currency risk [member] | Term loan and bank overdraft [member] | RTGS [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	0	0	0	0
Assets and liabilities exposed to interest rate fluctuations	0	0	0	0
Currency risk [member] | Trade and other payables [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(5)	0	(6)	0
Sensitivity analysis	(5)	0	(6)	0
Currency risk [member] | Trade and other payables [member] | RTGS [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(106)	0	(130)	0
Assets and liabilities exposed to interest rate fluctuations	(106)	R 0	(130)	R 0
Interest rate risk [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(11,032)		1,496
Assets and liabilities exposed to interest rate fluctuations	(11,032)		1,496
Interest rate risk [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	6,708		6,735
Assets and liabilities exposed to interest rate fluctuations	6,708		6,735
Interest rate risk [member] | Term loan and bank overdraft [member]
Statement Line Items [Line Items]
Net monetary assets/(liabilities) exposed	(17,740)		(5,239)
Assets and liabilities exposed to interest rate fluctuations	(17,740)		(5,239)
Interest rate risk , increase by 100 basis points [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	67		67
Sensitivity analysis	67		67
Interest rate risk , increase by 100 basis points [member] | Overdrafts [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	177		52
Sensitivity analysis	177		52
Interest rate risk, decrease by 100 basis points [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(67)		(67)
Sensitivity analysis	(67)		(67)
Interest rate risk, decrease by 100 basis points [member] | Overdrafts [member]
Statement Line Items [Line Items]
Effect of possible strengthening or weakening	(177)		(52)
Sensitivity analysis	$ (177)		$ (52)